G2 Information Regarding Members of the Board of Directors and Group Management	12 Months Ended
Dec. 31, 2023
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
G2 Information regarding members of the Board of Directors and Group management

Information regarding members of the Board of Directors and Group management
Remuneration to the Board of Directors

Remuneration to members of the Board of Directors

SEK	Board fees	Number of synthetic shares/portion of Board fee 4)	Value at grant date of synthetic shares allocated in 2023 4)	Number of previously allocated synthetic shares outstanding	Net change in value of synthetic shares	1)	Committee fees	Total fees paid in cash	2)	Total remunera- tion 2023		Total remunera- tion 2022
			A		B			C		(A+B+C)

Board member
Jan Carlson	4,500,000	–	–	34,041	–837,475		420,000	4,920,000		4,082,525		–218,839
Jacob Wallenberg	1,140,000	–	–	34,041	–837,475		185,000	1,325,000		487,525		–493,839
Börje Ekholm	–	–	–	–	–		–	–		–		–
Carolina Dybeck Happe	1,140,000	–	–	10,003	–166,650		–	–		–166,650		609,182
Christy Wyatt	1,140,000	–	–	–	–		185,000	1,325,000		1,325,000		–
Eric A. Elzvik	1,140,000	–	–	11,345	–279,111		495,000	1,635,000		1,355,889		983,791
Helena Stjernholm	1,140,000	–	–	22,693	–558,274		185,000	1,325,000		766,726		97,535
Jon Fredrik Baksaas	1,140,000	–	–	25,391	–619,545		495,000	1,635,000		1,015,455		–214,424
Jonas Synnergren	1,140,000	–	–	–	–		470,000	1,610,000		1,610,000		–
Kristin S. Rinne	1,140,000	–	–	16,913	–458,693		370,000	1,510,000		1,051,307		305,308
Kurt Jofs 5)	–	–	–	11,427	–239,336		–	–		–239,336		1,275,090
Nora Denzel 5)	–	–	–	11,345	–279,111		–	–		–279,111		688,791
Ronnie Leten 5)	–	–	–	63,985	–1,784,460		–	–		–1,784,460		2,258,226

Employee Representatives
Kjell-Åke Soting	54,750	–	–	–	–		22,200	76,950		76,950		58,500
Annika Salomonsson 6)	54,750	–	–	–	–		14,400	69,150		69,150		28,500
Ulf Rosberg 7)	54,750	–	–	–	–		9,000	63,750		63,750		43,500
Loredana Roslund (deputy)	54,750	–	–	–	–		–	54,750		54,750		43,500
Frans Frejdestedt (deputy) 8)	29,250	–	–	–	–		–	29,250		29,250		–
Stefan Wänstedt (deputy) 8)	29,250	–	–	–	–		–	29,250		29,250		–
Torbjörn Nyman 9)	25,500	–	–	–	–		11,700	37,200		37,200		66,000
Anders Ripa 10)	23,250	–	–	–	–		6,900	30,150		30,150		55,500
Total	13,946,250	–	–	241,184	–6,060,130		2,869,200	15,675,450		9,615,320	3)	5,586,321

1)
The difference in value as of the time for payment, compared to December 31, 2022, for synthetic shares allocated in 2018 (for which payment was made in 2023). The difference in value as of December 31, 2023 compared to December 31, 2022, for synthetic shares allocated in 2019, 2020, 2021 and 2022. Calculated on a share price of SEK 63.11. The value of synthetic shares allocated in 2019, 2020, 2021 and 2022 includes respectively SEK 1.50, SEK 2.00, SEK 2.50 and SEK 2.70 per share in compensation for dividends resolved by the Annual General Meetings 2020, 2021, 2022 and 2023, and the value of the synthetic shares allocated in 2018 includes dividend compensation for dividends resolved in 2019, 2020, 2021 and 2022.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 2,077,206.
4)	None of the Board members participated in the synthetic share program during 2023.
5)	Resigned from the Board of Directors in connection with the AGM held on March 29, 2023.
6)	Appointed employee representative Board member as of July 31, 2023, previously deputy employee representative Board member.
7)	Appointed employee representative Board member as of July 4, 2023, previously deputy employee representative Board member.
8)	Appointed deputy employee representative Board members as of September 1, 2023.
9)	Resigned as employee representative Board member as of July 31, 2023.
10)	Resigned as employee representative Board member as of July 4, 2023.

Comments to the table
–	The Chair of the Board was entitled to a Board fee of SEK 4,500,000.
–	The other Directors elected by the Annual General Meeting were entitled to a fee of SEK 1,140,000 each.
–
The Chair of the Audit and Compliance Committee was entitled to a fee of SEK 495,000 and the other non-employee members of the Audit and Compliance Committee were entitled to a fee of SEK 285,000 each. The Chairs of the Finance, Remuneration and Enterprise Business and Technology Committees were entitled to a fee of SEK 210,000 each and the other non-employee members of these Committees were entitled to a fee of SEK 185,000 each.

–
Members of the Board, who are not employees of the Company, have not received any remuneration other than the fees and synthetic shares as above. None of the Directors have entered into a service contract with the Parent Company or any of its subsidiaries, providing for termination benefits.

–
Members and deputy members of the Board who are Ericsson employees received no remuneration or benefits other than their entitlements as employees and a fee to the employee representatives and their deputies of SEK 2,250 per attended Board meeting and SEK 1,800 per attended Committee meeting.

–
The Annual General Meeting 2023 resolved that non-employee Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.

If the Board members would have chosen synthetic shares, the number of synthetic shares allocated would have been based on a volume-weighted average of the market price of Ericsson’s Class B shares on Nasdaq Stockholm during the five trading days
immediately following the publication of Ericsson’s

interim report for the first quarter 2023; SEK 55.34. The number of synthetic shares would then have been rounded down to the nearest whole number of shares.
The synthetic shares are vested during the Directors’ term of office and the right to receive payment with regard to the allocated synthetic shares occurs after the publication of the Company’s year-end financial statement during the fifth year following the Annual General Meeting, which resolved on the synthetic share program, i.e., in 2028. The amount payable shall be determined based on the volume-weighted average price for Ericsson’s Class B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the year-end financial statement.
Synthetic shares were allocated to members of the Board for the first time in 2008 and have been allocated annually since then on equal terms and conditions. Payment based on synthetic shares allocated in 2018 occurred in 2023. The amounts paid in 2023 under the synthetic share programs were determined based on the volume-weighted average price for Ericsson’s Class B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the year-end financial statements for 2022: SEK 59.91 and totaled SEK 6,350,763, excluding social security charges. The payments made do not constitute a cost for the Company in 2023. The Company’s costs for the synthetic shares have been disclosed each year and the net change in value of the synthetic shares for which payment was made in 2023, is disclosed in the table above “Remuneration to members of the Board of Directors”.
The value of all outstanding synthetic shares fluctuates in line with the market value of Ericsson’s Class B share and may differ from year to year compared to the original value on their respective grant dates. The change in value of the outstanding synthetic shares is established each year and affects the total recognized costs that year. As of December 31, 2023, the total outstanding number of synthetic shares under the programs is 241,184 and the total accounted debt is SEK 16,690,551.
Remuneration to the Group management
The Company’s costs for remuneration to the Group management are the costs recognized in the income statement during the financial year. These costs are disclosed under Remuneration costs below.
Costs recognized during a financial year in the income statement are not fully paid by the Company at the end of the fiscal year. The unpaid amounts that the Company has in relation to the Group management are disclosed under Outstanding balances.
Remuneration costs
The total remuneration to the President and CEO and to other members of the Group management, consisting of the Executive Team (ET), includes fixed salary, short- and long-term variable compensation, pension and other benefits. These remuneration elements are based on the guidelines for remuneration to Group management (the Guidelines) as approved by the Annual General Meetings (AGM) of shareholders held in 2020 and 2023.

Remuneration costs for the President and CEO and other members of the Executive Team (ET)

SEK	President and CEO 2023	President and CEO 2022	President and CEO 2021	Other members of ET 2023 3)	Other members of ET 2022 3)	Other members of ET 2021	Total 2023	Total 2022	Total 2021
Salary 1)	19,520,568	19,154,852	18,208,859	135,208,734	132,945,295	110,043,431	154,729,302	152,100,147	128,252,290
Termination benefits	–	–	–	–	25,503,967	–	–	25,503,967	–
Annual variable remuneration provision earned for the year	–	–	–	48,399,226	90,908,181	52,507,185	48,399,226	90,908,181	52,507,185
Long-term variable compensation provision	31,708,587	41,125,015	43,701,650	30,547,582	43,688,149	48,260,833	62,256,169	84,813,164	91,962,483
Pension costs 2)	10,151,804	9,856,121	9,569,049	24,607,643	42,248,588	40,886,802	34,759,447	52,104,709	50,455,851
Other benefits	828,287	135,743	555,688	19,575,733	20,167,043	11,199,631	20,404,020	20,302,786	11,755,319
Social charges and taxes	19,546,145	22,079,378	22,633,474	45,222,286	60,745,133	57,469,705	64,768,431	82,824,511	80,103,179
Total	81,755,391	92,351,109	94,668,720	303,561,204	416,206,356	320,367,587	385,316,595	508,557,465	415,036,307

1)	Includes compensation for unused vacation days.
2)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.
3)
Does not include cash compensation paid to Rory Read of MUSD 32.76 in 2022 and 10,64 MSUD in 2023. The total amount was reported separately as ‘Deviations from adopted Guidelines for remuneration to Group Management’ in Remuneration Report 2022 as compensation for acceleration of pre-existing long-term share based variable incentive program of restricted and performance stock units (RSU and PSU) in Vonage.

Comments to the table
–
Fredrik Jejdling was appointed Executive Vice President by the Board of Directors effective November 7, 2017. He did not substitute the President and CEO as the deputy to the President and CEO in 2023. Information regarding Fredrik Jejdling is included in the group “Other members of ET.” The details of Fredrik Jejdling’s remuneration in 2023 can be found in the Remuneration report 2023.

–
The group “Other members of ET 2023” comprises the following persons: MajBritt Arfert, Scott Dresser, Erik Ekudden, Moti Gyamlani, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, Stella Medlicott, Carl Mellander, Nunzio Mirtillo, Per Narvingar, Fadi Pharaon, Rory Read and Åsa Tamsons. In addition, Jenny Lindqvist joined ET on February 1, 2023, and George Mulhern left ET effective November 1, 2023.

–
The group “Other members of ET 2022” comprises the following persons: MajBritt Arfert, Scott Dresser, Erik Ekudden, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, George Mulhern, Moti Gyamlani, Per Narvingar, Stella Medlicott, Carl Mellander, Nunzio Mirtillo, Fadi Pharaon, Rory Read and Åsa Tamsons. In addition, Xavier Dedullen left ET effective March 21, 2022 and Arun Bansal, Jan Karlsson and Peter Laurin left ET effective June 1, 2022.

–
The group “Other members of ET 2021” comprises the following persons: MajBritt Arfert, Arun Bansal, Xavier Dedullen, Erik Ekudden, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, Jan Karlsson, Peter Laurin,

Stella Medlicott, Carl Mellander, Nunzio Mirtillo, Fadi Pharaon and Åsa Tamsons.
–	The salary stated in the table for the President and CEO and other members of the ET includes vacation pay paid during 2023, as well as other contracted compensation expenses in 2023.
–	“Long-term variable compensation provision” refers to the compensation costs for full year 2023 for all outstanding share-based plans.
Outstanding balances
The Company has recognized the following liabilities relating to unpaid remunerations in the balance sheet:
–
Ericsson’s commitments for defined benefit based pensions as of December 31, 2023, for other members of ET under IAS 19 amounted to 2023: SEK 35.4 million, 2022: SEK 37.6 million of which 2023: SEK 28.3 million, 2022: SEK 30.0 million refers to the ITP and early retirement, and the remaining 2023 SEK 7.1 million, 2022 SEK 7.7 million to disability and survivors’ pensions. The President and CEO does not have a Swedish defined benefit based pension plan, hence, Ericsson bears no commitment.

–	For previous Presidents and CEOs, the Company has made provisions for defined benefit pension plans in connection with their active service periods within the Company.